Reserves	12 Months Ended
Dec. 31, 2017
Reserves
Reserves

28.        Reserves

Equity-settled employee benefits reserve

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	65,703	70,459	64,540
Arising on share-based payments	17,495	13,838	18,088
Transfer to share premium	(18,220)	(18,594)	(12,169)
Balance at end of year	64,978	65,703	70,459

The above equity-settled employee benefits reserve related to share options and RSUs granted by the Company to the Group’s employees and service providers under stock incentive plans. Items included in equity-settled employee benefits reserve will not be reclassified subsequently to profit or loss. Further information about share-based payments to employees and service providers is set out in Note 39.

Foreign currency translation reserve

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	(22,087)	(3,956)	4,229
Exchange differences arising on translating the foreign operations	21,590	(18,131)	(8,185)
Balance at end of year	(497)	(22,087)	(3,956)

Exchange differences relating to the translation of the results and net assets of the Group’s foreign operations from their functional currencies to the Group’s presentation currency (i.e. United States dollars) are recognized directly in other comprehensive income and accumulated in the foreign currency translation reserve. Exchange differences previously accumulated in the foreign currency translation reserve (in respect of translating both the net assets of foreign operations and hedges of foreign operations) are reclassified to profit or loss on the disposal/deconsolidation of the foreign operation.

Change in value of available-for-sale financial assets

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	1,245	447	—
Change in value of available-for-sale financial assets during this year	(2,356)	798	447
Balance at end of year	(1,111)	1,245	447

The changes in the carrying amount of available-for-sale financial assets, which were initially recognized at fair value plus transaction costs and subsequently carried at fair value, recognized in other comprehensive income and accumulated under the heading of investments revaluation reserve. When the investment is disposed of or is determined to be impaired, the cumulative gain or loss previously accumulated in the investments revaluation reserve is reclassified to profit or loss.

Convertible bonds equity reserve

	12/31/17	12/31/16	12/31/15
	USD’000	USD’000	USD’000
Balance at beginning of year	81,678	29,564	29,564
Recognition of the equity component of convertible bonds	—	52,935	—
Conversion options exercised during the year	(29,625)	(821)	—
Balance at end of year	52,053	81,678	29,564

The conversion option from the issuance of convertible bonds classified as equity is determined by deducting the amount of the liability component from the fair value of the compound instrument (i.e. convertible bond) as a whole. This is recognized and included in equity, net of income tax effects, and is not subsequently remeasured. In addition, the conversion option classified as equity will remain in equity until the conversion option is exercised, in which case, the balance recognized in equity will be transferred to share premium. Where the conversion option remains unexercised at the maturity date of the convertible bond, the balance recognized in equity will be transferred to retained earnings. No gain or loss is recognized in profit or loss upon conversion or expiration of the conversion option.

Defined benefit plan reserve

	12/31/17	12/31/16
	USD’000	USD’000
Balance at beginning of year	1,520	—
Actuarial gains or losses on defined benefit plan	(436)	1,520
Balance at end of year	1,084	1,520

The benefit obligation was due LFoundry. LFoundry’s employees are entitled to a defined benefit plan. Actuarial gains and losses can result from increases or decreases in the present value of a defined benefit obligation due to experience adjustments or changes in actuarial assumptions. Please refer to Note 36 for details.

Cash flow hedges

	12/31/17	12/31/16
	USD’000	USD’000
Balance at beginning of year	(34,627)	—
Gain (loss) recognized during this year	35,143	(34,627)
Balance at end of year	516	(34,627)

The hedging reserve is used to record gains or losses on derivatives that are designated and qualify as cash flow hedges and that are recognized in other comprehensive income, as described in note 40. Amounts will be reclassified to profit or loss when the associated hedged transaction affects profit or loss.

Share of other comprehensive income of joint ventures accounted for using the equity method

12/31/17
USD’000
Balance at beginning of year	—
Change in share of other comprehensive income of joint ventures accounted for using the equity method	17,646
Balance at end of year	17,646

The reserve of share of other comprehensive income of joint ventures accounted for using the equity method was recognized as the Group’s share of the change in value of available-for-sale financial assets of the joint ventures in 2017.